Supplement Dated October 27, 2023
to the Statement of Additional Information dated June 16, 1997 for

First Symetra Spinnaker Variable Annuity

Issued By: First Symetra National Life Insurance Company of New York

Effective November 1, 2023, for a copy of the prospectus please call 1-800-796-3872, or write to us at First Symetra National Life Insurance Company of New York, PO Box 674423, Houston, TX 77267-4423.